Fair Value - narrative items (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value - Other Details [Line Items]
Funds held directly managed investments carried at fair value	$ 353,995	$ 399,899
Fair Value Assets Level 2 To Level 1 Transfers Amount	0	0
Cash and cash equivalents	1,773,328	1,577,097	$ 1,313,468	$ 1,496,485
Accrued investment income	112,580	141,672
Funds held directly managed [Member]
Fair Value - Other Details [Line Items]
Cash and cash equivalents	76,000	65,000
Accrued investment income	4,000	5,000
Other net assets	77,000	71,000
Trading securities | Other invested assets
Fair Value - Other Details [Line Items]
Carrying amount of other invested assets not at fair value	$ 632,000	$ 208,000